Condensed Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue
Project Income	$ 653,365	$ 203,884	$ 202,007	$ 530,606	$ 1,099,225
Cost of revenue	459,963	99,807	113,376	355,664	750,740
Gross profit	193,402	104,077	88,631	174,942	348,485
Operating expenses:
Depreciation and amortization	803,345
Professional services	2,360,781	9,742
Advertising and marketing	255,102	11,963
Selling, general and administrative	1,244,963	184,017	504,278	151,511	105,349
Salaries and wages	1,429,113	136,480	271,568	110,770	81,151
Total operating expenses	6,093,304	342,202	775,846	262,281	186,500
Loss from operations	(5,899,902)	(238,125)	(687,215)	(87,339)	161,985
Other income (expense)
Government subsidies	9,031		20,018		12,247
Change in fair value of derivative liabilities
Interest expense	(10,482)	(44,857)	(48,451)	(7,137)
Interest income	461	954	968	1,279	36
Total other expense	(990)	(43,903)	(27,465)	(5,858)	12,283
Loss from operations before income taxes	(5,900,892)	(282,028)	(714,680)	(93,197)	174,268
Provision for income taxes
Net Loss	(5,900,892)	(282,028)	(714,680)	(93,197)	174,268
Accretion to redeemable preferred equity	384,650
Net Loss attributable to common shareholders	(6,285,542)	(282,028)
Other comprehensive income (loss)
Foreign currency translation adjustments	136,614	(1,985)	18,435	(546)	857
Total comprehensive income (loss)	$ (5,764,278)	$ (284,013)	$ (696,245)	$ (93,743)	$ 175,125
Net loss per share attributable to common shareholders, basic	$ (0.48)	$ (0.03)
Net loss per share attributable to common shareholders, diluted	(0.48)	(0.03)
Net loss per share, basic	(0.45)	(0.03)	$ (0.08)	$ (0.01)	$ 0.02
Net loss per share, diluted	$ (0.45)	$ (0.03)	$ (0.08)	$ (0.01)	$ 0.02
Weighted average shares outstanding, basic	13,221,293	8,388,202	8,689,741	7,711,111	7,711,111
Weighted average shares outstanding, diluted	13,221,293	8,388,202	8,689,741	7,711,111	7,711,111